Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK BOND TRUST
Entity Central Index Key	0000315554
Document Period End Date	May 31, 2024
C000001737 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock High Yield Fund
Class Name	Class C
Trading Symbol	JHYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class C/JHYCX)	$174	1.67%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Fund (Class C/JHYCX) returned 8.31% (excluding sales charges) for the year ended May 31, 2024. High-yield bonds produced a positive return in the annual period. The category was helped by the combination of steady economic growth, supportive credit conditions, and healthy investor risk appetites. These factors led to a compression of yield spreads, augmenting the contribution from income.

TOP PERFORMANCE CONTRIBUTORS
All segments of the fund registered gains | At a time of positive market performance, all sectors and ratings categories posted positive returns.
High yield corporate bonds | Some of the fund's most significant contributors were high yield corporate bonds in the wireless, retail, banking and energy industries.
TOP PERFORMANCE DETRACTORS
The majority of the fund’s holdings registered positive absolute returns | A narrow group of individual securities finished with losses. Among these were securities issued by certain companies in the wireless industry, including Sprint and Altice France SA.
Bonds issued by iHeartCommunications, Inc. | This position also lost ground in the period, as did the bonds of Ardagh Packaging Finance PLC.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Fund (Class C/JHYCX)	7.31%	2.33%	2.24%
High Yield Fund (Class C/JHYCX)—excluding sales charge	8.31%	2.33%	2.24%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
ICE BofA U.S. High Yield Index	11.17%	4.03%	4.20%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,203,031,141
Holdings Count | Holding	351
Advisory Fees Paid, Amount	$ 5,575,161
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,203,031,141
Total number of portfolio holdings	351
Total advisory fees paid (net)	$5,575,161
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	86.3%
Term loans	5.4%
Asset backed securities	2.5%
U.S. Government Agency	2.0%
Preferred securities	0.5%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	3.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000193020 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Government Income Fund
Class Name	Class R6
Trading Symbol	JTSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Government Income Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Income Fund (Class R6/JTSRX)	$60	0.60%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Government Income Fund (Class R6/JTSRX) declined 0.84% for the year ended May 31, 2024. Government bonds experienced weak returns, with falling prices offsetting the contribution from income. The market initially declined in the span from June to October 2023, when persistent inflation fueled worries that the U.S. Federal Reserve (Fed) would keep interest rates “higher for longer.” The picture changed in November-December 2023, when cooling inflation and comments from Fed officials raised hopes that the central bank could enact rate cuts in the year ahead. The market gave back much of this gain in the first five months of 2024, however, as elevated inflation weighed on earlier hopes that the Fed would be able to cut rates aggressively.

TOP PERFORMANCE CONTRIBUTORS
Holdings outside of U.S. Treasury issues | The fund’s allocation to agency mortgage-backed securities produced a positive return.
Positions in government-backed securitized assets | The fund’s overall allocation to interest-only securities in this area, while modest, also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s positions Treasuries suffered a negative return in the aggregate.
Freddie Mac issues | Certain holdings in interest-only securities issued by Federal Home Loan Mortgage Corporation lost ground.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Government Income Fund (Class R6/JTSRX)	(0.84)%	(1.34)%	0.15%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Bloomberg U.S. Government Bond Index	(0.14)%	(0.62)%	0.81%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R6 shares were first offered on 8-30-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 171,382,791
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 835,853
Investment Company Portfolio Turnover	431.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$171,382,791
Total number of portfolio holdings	115
Total advisory fees paid (net)	$835,853
Portfolio turnover rate	431%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	67.4%
U.S. Government Agency	28.7%
Collateralized mortgage obligations – U.S. Government Agency	2.0%
Collateralized mortgage obligations – Commercial and residential	1.0%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000213125 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Short Duration Bond Fund
Class Name	Class R6
Trading Symbol	JSNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class R6/JSNRX)	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Short Duration Bond Fund (Class R6/JSNRX) returned 5.76% for the year ended May 31, 2024. Short-duration bonds posted solid total returns in the annual period. The asset class was helped by a strong contribution from income at a time in which the U.S. Federal Reserve (Fed) kept interest rates at elevated levels to combat persistent inflation. Shorter-term debt outpaced intermediate- and longer-term issues, as it was less affected by market volatility associated with shifting expectations for economic growth and Fed policy.

TOP PERFORMANCE CONTRIBUTORS
High-yield and investment-grade corporates | The fund's allocation to these market segements were key to performance as robust investor appetites for both risk and yield led to a tightening of yield spreads, augmenting the benefit of income.
Asset-backed securities (ABS) | A noteworthy position in ABS, while delivering smaller gains, also aided performance thanks to continued strength in the consumer sector.
TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s allocation to Treasuries posted a modest loss in the aggregate.
Commercial mortgaged-backed securities | A holding in the commercial mortgage-backed securities of a California office and retail property experienced losses.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Short Duration Bond Fund (Class R6/JSNRX)	5.76%	2.19%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.38)%
Bloomberg U.S. Aggregate 1-3 Year Index	3.92%	1.13%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

Performance Inception Date	Jul. 16, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,048,013,707
Holdings Count | Holding	329
Advisory Fees Paid, Amount	$ 2,064,056
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,048,013,707
Total number of portfolio holdings	329
Total advisory fees paid (net)	$2,064,056
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	68.9%
U.S. Government	15.8%
Asset backed securities	11.9%
Collateralized mortgage obligations – Commercial and residential	1.4%
U.S. Government Agency	0.4%
Term loans	0.4%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000213126 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Short Duration Bond Fund
Class Name	Class A
Trading Symbol	JSNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class A/JSNAX)	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Short Duration Bond Fund (Class A/JSNAX) returned 5.27% (excluding sales charges) for the year ended May 31, 2024. Short-duration bonds posted solid total returns in the annual period. The asset class was helped by a strong contribution from income at a time in which the U.S. Federal Reserve (Fed) kept interest rates at elevated levels to combat persistent inflation. Shorter-term debt outpaced intermediate- and longer-term issues, as it was less affected by market volatility associated with shifting expectations for economic growth and Fed policy.

TOP PERFORMANCE CONTRIBUTORS
High-yield and investment-grade corporates | The fund's allocation to these market segements were key to performance as robust investor appetites for both risk and yield led to a tightening of yield spreads, augmenting the benefit of income.
Asset-backed securities (ABS) | A noteworthy position in ABS, while delivering smaller gains, also aided performance thanks to continued strength in the consumer sector.
TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s allocation to Treasuries posted a modest loss in the aggregate.
Commercial mortgaged-backed securities | A holding in the commercial mortgage-backed securities of a California office and retail property experienced losses.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Short Duration Bond Fund (Class A/JSNAX)	2.92%	1.33%
Short Duration Bond Fund (Class A/JSNAX)—excluding sales charge	5.27%	1.80%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.38)%
Bloomberg U.S. Aggregate 1-3 Year Index	3.92%	1.13%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

Performance Inception Date	Jul. 16, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,048,013,707
Holdings Count | Holding	329
Advisory Fees Paid, Amount	$ 2,064,056
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,048,013,707
Total number of portfolio holdings	329
Total advisory fees paid (net)	$2,064,056
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	68.9%
U.S. Government	15.8%
Asset backed securities	11.9%
Collateralized mortgage obligations – Commercial and residential	1.4%
U.S. Government Agency	0.4%
Term loans	0.4%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000213128 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Short Duration Bond Fund
Class Name	Class I
Trading Symbol	JSNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class I/JSNIX)	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Short Duration Bond Fund (Class I/JSNIX) returned 5.53% for the year ended May 31, 2024. Short-duration bonds posted solid total returns in the annual period. The asset class was helped by a strong contribution from income at a time in which the U.S. Federal Reserve (Fed) kept interest rates at elevated levels to combat persistent inflation. Shorter-term debt outpaced intermediate- and longer-term issues, as it was less affected by market volatility associated with shifting expectations for economic growth and Fed policy.

TOP PERFORMANCE CONTRIBUTORS
High-yield and investment-grade corporates | The fund's allocation to these market segements were key to performance as robust investor appetites for both risk and yield led to a tightening of yield spreads, augmenting the benefit of income.
Asset-backed securities (ABS) | A noteworthy position in ABS, while delivering smaller gains, also aided performance thanks to continued strength in the consumer sector.
TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s allocation to Treasuries posted a modest loss in the aggregate.
Commercial mortgaged-backed securities | A holding in the commercial mortgage-backed securities of a California office and retail property experienced losses.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Short Duration Bond Fund (Class I/JSNIX)	5.53%	2.05%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.38)%
Bloomberg U.S. Aggregate 1-3 Year Index	3.92%	1.13%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

Performance Inception Date	Jul. 16, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,048,013,707
Holdings Count | Holding	329
Advisory Fees Paid, Amount	$ 2,064,056
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,048,013,707
Total number of portfolio holdings	329
Total advisory fees paid (net)	$2,064,056
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	68.9%
U.S. Government	15.8%
Asset backed securities	11.9%
Collateralized mortgage obligations – Commercial and residential	1.4%
U.S. Government Agency	0.4%
Term loans	0.4%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001660 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Government Income Fund
Class Name	Class C
Trading Symbol	TCGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Government Income Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Income Fund (Class C/TCGIX)	$170	1.72%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Government Income Fund (Class C/TCGIX) declined 1.82% (excluding sales charges) for the year ended May 31, 2024. Government bonds experienced weak returns, with falling prices offsetting the contribution from income. The market initially declined in the span from June to October 2023, when persistent inflation fueled worries that the U.S. Federal Reserve (Fed) would keep interest rates “higher for longer.” The picture changed in November-December 2023, when cooling inflation and comments from Fed officials raised hopes that the central bank could enact rate cuts in the year ahead. The market gave back much of this gain in the first five months of 2024, however, as elevated inflation weighed on earlier hopes that the Fed would be able to cut rates aggressively.

TOP PERFORMANCE CONTRIBUTORS
Holdings outside of U.S. Treasury issues | The fund’s allocation to agency mortgage-backed securities produced a positive return.
Positions in government-backed securitized assets | The fund’s overall allocation to interest-only securities in this area, while modest, also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s positions Treasuries suffered a negative return in the aggregate.
Freddie Mac issues | Certain holdings in interest-only securities issued by Federal Home Loan Mortgage Corporation lost ground.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Government Income Fund (Class C/TCGIX)	(2.77)%	(2.44)%	(0.84)%
Government Income Fund (Class C/TCGIX)—excluding sales charge	(1.82)%	(2.44)%	(0.84)%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Bloomberg U.S. Government Bond Index	(0.14)%	(0.62)%	0.81%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 171,382,791
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 835,853
Investment Company Portfolio Turnover	431.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$171,382,791
Total number of portfolio holdings	115
Total advisory fees paid (net)	$835,853
Portfolio turnover rate	431%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	67.4%
U.S. Government Agency	28.7%
Collateralized mortgage obligations – U.S. Government Agency	2.0%
Collateralized mortgage obligations – Commercial and residential	1.0%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000153916 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Investment Grade Bond Fund
Class Name	Class R2
Trading Symbol	JIGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class R2/JIGBX)	$87	0.86%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Investment Grade Bond Fund (Class R2/JIGBX) returned 1.55% for the year ended May 31, 2024. The bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates, but total returns were positive thanks to a sizable contribution from income. Corporate bonds performed particularly well on the strength of better-than expected economic growth, steady earnings, and robust investor risk appetites.

TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | Corporates were the strongest performing segment of the portfolio in the annual period, with the largest contribution coming from the banking and energy sectors.
Securitized assets | Agency mortgage-backed and asset-backed securities, while delivering smaller gains, also finished firmly in positive territory and aided fund performance.
TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields put downward pressure on bond prices, detracting from fund performance.
Specific holdings in U.S. Treasuries and corporate bonds | Many of the fund's holdings in U.S. Treasuries lost ground, and certain positions in investment-grade and high-yield corporate bonds finished with negative returns, as well. At the individual security level, Wells Fargo & Co. was a notable detractor.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class R2/JIGBX)	1.55%	(0.36)%	1.09%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R2 shares were first offered on 3-27-15. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,389,028,057
Holdings Count | Holding	831
Advisory Fees Paid, Amount	$ 10,191,117
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,389,028,057
Total number of portfolio holdings	831
Total advisory fees paid (net)	$10,191,117
Portfolio turnover rate	177%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	37.6%
Corporate bonds	31.1%
U.S. Government	19.2%
Asset backed securities	7.0%
Collateralized mortgage obligations – Commercial and residential	3.2%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Municipal bonds	0.4%
Short-term investments and other	0.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000153917 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Investment Grade Bond Fund
Class Name	Class R4
Trading Symbol	JIGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class R4/JIGMX)	$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Investment Grade Bond Fund (Class R4/JIGMX) returned 1.78% for the year ended May 31, 2024. The bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates, but total returns were positive thanks to a sizable contribution from income. Corporate bonds performed particularly well on the strength of better-than expected economic growth, steady earnings, and robust investor risk appetites.

TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | Corporates were the strongest performing segment of the portfolio in the annual period, with the largest contribution coming from the banking and energy sectors.
Securitized assets | Agency mortgage-backed and asset-backed securities, while delivering smaller gains, also finished firmly in positive territory and aided fund performance.
TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields put downward pressure on bond prices, detracting from fund performance.
Specific holdings in U.S. Treasuries and corporate bonds | Many of the fund's holdings in U.S. Treasuries lost ground, and certain positions in investment-grade and high-yield corporate bonds finished with negative returns, as well. At the individual security level, Wells Fargo & Co. was a notable detractor.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class R4/JIGMX)	1.78%	(0.12)%	1.30%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R4 shares were first offered on 3-27-15. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,389,028,057
Holdings Count | Holding	831
Advisory Fees Paid, Amount	$ 10,191,117
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,389,028,057
Total number of portfolio holdings	831
Total advisory fees paid (net)	$10,191,117
Portfolio turnover rate	177%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	37.6%
Corporate bonds	31.1%
U.S. Government	19.2%
Asset backed securities	7.0%
Collateralized mortgage obligations – Commercial and residential	3.2%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Municipal bonds	0.4%
Short-term investments and other	0.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001738 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Investment Grade Bond Fund
Class Name	Class A
Trading Symbol	TAUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class A/TAUSX)	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Investment Grade Bond Fund (Class A/TAUSX) returned 1.55% (excluding sales charges) for the year ended May 31, 2024. The bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates, but total returns were positive thanks to a sizable contribution from income. Corporate bonds performed particularly well on the strength of better-than expected economic growth, steady earnings, and robust investor risk appetites.

TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | Corporates were the strongest performing segment of the portfolio in the annual period, with the largest contribution coming from the banking and energy sectors.
Securitized assets | Agency mortgage-backed and asset-backed securities, while delivering smaller gains, also finished firmly in positive territory and aided fund performance.
TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields put downward pressure on bond prices, detracting from fund performance.
Specific holdings in U.S. Treasuries and corporate bonds | Many of the fund's holdings in U.S. Treasuries lost ground, and certain positions in investment-grade and high-yield corporate bonds finished with negative returns, as well. At the individual security level, Wells Fargo & Co. was a notable detractor.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class A/TAUSX)	(2.52)%	(1.07)%	0.76%
Investment Grade Bond Fund (Class A/TAUSX)—excluding sales charge	1.55%	(0.25)%	1.17%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,389,028,057
Holdings Count | Holding	831
Advisory Fees Paid, Amount	$ 10,191,117
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,389,028,057
Total number of portfolio holdings	831
Total advisory fees paid (net)	$10,191,117
Portfolio turnover rate	177%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	37.6%
Corporate bonds	31.1%
U.S. Government	19.2%
Asset backed securities	7.0%
Collateralized mortgage obligations – Commercial and residential	3.2%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Municipal bonds	0.4%
Short-term investments and other	0.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for Class A shares. As a result, effective March 1, 2024, the maximum CDSC as a percentage of purchase or sale price, whichever is less, was reduced from 1.00% on certain purchases of $1 million or more, to 0.75% on certain purchases of $500,000 or more.
This is a summary of certain changes to the fund since 6-1-23. For more complete information, you may review the fund’s next prospectus, which we expect to be available by 10-1-24 at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Expenses [Text Block]
At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for Class A shares. As a result, effective March 1, 2024, the maximum CDSC as a percentage of purchase or sale price, whichever is less, was reduced from 1.00% on certain purchases of $1 million or more, to 0.75% on certain purchases of $500,000 or more.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 6-1-23. For more complete information, you may review the fund’s next prospectus, which we expect to be available by 10-1-24 at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000176015 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock ESG Core Bond Fund
Class Name	Class I
Trading Symbol	JBOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock ESG Core Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG Core Bond Fund (Class I/JBOIX)	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
ESG Core Bond Fund (Class I/JBOIX) returned 2.95% for the year ended May 31, 2024. The bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates, but total returns were positive thanks to a sizable contribution from income. Corporate bonds outpaced U.S. Treasuries on the strength of better-than expected economic growth, steady corporate earnings, and robust investor risk appetites.

TOP PERFORMANCE CONTRIBUTORS
Holdings in corporate bonds | A sizable allocation to corporates helped the fund’s results, led by positions in the financial sector.
An allocation to taxable municipal bonds | While nearly all segments of the portfolio produced gains, taxable municipals were notable contributors.
Positions in asset-backed securities (ABS) | The fund’s allocation to ABS outpaced the broader market thanks to continued strength in the consumer sector.
TOP PERFORMANCE DETRACTORS
Bonds issued by Fannie Mae and the Small Business Administration | Although the vast majority of the fund’s individual positions registered positive returns, a number of holdings in these areas finished with modest losses.
Government Related Agency Bonds | A small holding in Equinor ASA, an energy company, experienced a loss.
The views expressed in this report are exclusively those of the portfolio management team at Breckinridge Capital Advisors, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
ESG Core Bond Fund (Class I/JBOIX)	2.95%	0.52%	1.23%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.05%
Bloomberg U.S. Intermediate Government/Credit Index	2.67%	0.76%	1.45%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

Performance Inception Date	Dec. 14, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 40,774,391
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 22,121
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$40,774,391
Total number of portfolio holdings	130
Total advisory fees paid (net)	$22,121
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	38.6%
U.S. Government	34.7%
Asset backed securities	11.9%
Collateralized mortgage obligations – Commercial and residential	3.8%
Collateralized mortgage obligations – U.S. Government Agency	3.6%
Municipal bonds	3.3%
U.S. Government Agency	2.7%
Short-term investments and other	1.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000051988 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock High Yield Fund
Class Name	Class I
Trading Symbol	JYHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class I/JYHIX)	$70	0.67%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Fund (Class I/JYHIX) returned 9.39% for the year ended May 31, 2024. High-yield bonds produced a positive return in the annual period. The category was helped by the combination of steady economic growth, supportive credit conditions, and healthy investor risk appetites. These factors led to a compression of yield spreads, augmenting the contribution from income.

TOP PERFORMANCE CONTRIBUTORS
All segments of the fund registered gains | At a time of positive market performance, all sectors and ratings categories posted positive returns.
High yield corporate bonds | Some of the fund's most significant contributors were high yield corporate bonds in the wireless, retail, banking and energy industries.
TOP PERFORMANCE DETRACTORS
The majority of the fund’s holdings registered positive absolute returns | A narrow group of individual securities finished with losses. Among these were securities issued by certain companies in the wireless industry, including Sprint and Altice France SA.
Bonds issued by iHeartCommunications, Inc. | This position also lost ground in the period, as did the bonds of Ardagh Packaging Finance PLC.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Fund (Class I/JYHIX)	9.39%	3.42%	3.29%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
ICE BofA U.S. High Yield Index	11.17%	4.03%	4.20%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,203,031,141
Holdings Count | Holding	351
Advisory Fees Paid, Amount	$ 5,575,161
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,203,031,141
Total number of portfolio holdings	351
Total advisory fees paid (net)	$5,575,161
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	86.3%
Term loans	5.4%
Asset backed securities	2.5%
U.S. Government Agency	2.0%
Preferred securities	0.5%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	3.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000106437 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock High Yield Fund
Class Name	Class R6
Trading Symbol	JFHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class R6/JFHYX)	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Fund (Class R6/JFHYX) returned 9.16% for the year ended May 31, 2024. High-yield bonds produced a positive return in the annual period. The category was helped by the combination of steady economic growth, supportive credit conditions, and healthy investor risk appetites. These factors led to a compression of yield spreads, augmenting the contribution from income.

TOP PERFORMANCE CONTRIBUTORS
All segments of the fund registered gains | At a time of positive market performance, all sectors and ratings categories posted positive returns.
High yield corporate bonds | Some of the fund's most significant contributors were high yield corporate bonds in the wireless, retail, banking and energy industries.
TOP PERFORMANCE DETRACTORS
The majority of the fund’s holdings registered positive absolute returns | A narrow group of individual securities finished with losses. Among these were securities issued by certain companies in the wireless industry, including Sprint and Altice France SA.
Bonds issued by iHeartCommunications, Inc. | This position also lost ground in the period, as did the bonds of Ardagh Packaging Finance PLC.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Fund (Class R6/JFHYX)	9.16%	3.46%	3.26%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
ICE BofA U.S. High Yield Index	11.17%	4.03%	4.20%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R6 shares were first offered on 10-31-16. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,203,031,141
Holdings Count | Holding	351
Advisory Fees Paid, Amount	$ 5,575,161
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,203,031,141
Total number of portfolio holdings	351
Total advisory fees paid (net)	$5,575,161
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	86.3%
Term loans	5.4%
Asset backed securities	2.5%
U.S. Government Agency	2.0%
Preferred securities	0.5%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	3.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000176013 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock ESG Core Bond Fund
Class Name	Class A
Trading Symbol	JBOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock ESG Core Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG Core Bond Fund (Class A/JBOAX)	$83	0.82%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
ESG Core Bond Fund (Class A/JBOAX) returned 2.69% (excluding sales charges) for the year ended May 31, 2024. The bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates, but total returns were positive thanks to a sizable contribution from income. Corporate bonds outpaced U.S. Treasuries on the strength of better-than expected economic growth, steady corporate earnings, and robust investor risk appetites.

TOP PERFORMANCE CONTRIBUTORS
Holdings in corporate bonds | A sizable allocation to corporates helped the fund’s results, led by positions in the financial sector.
An allocation to taxable municipal bonds | While nearly all segments of the portfolio produced gains, taxable municipals were notable contributors.
Positions in asset-backed securities (ABS) | The fund’s allocation to ABS outpaced the broader market thanks to continued strength in the consumer sector.
TOP PERFORMANCE DETRACTORS
Bonds issued by Fannie Mae and the Small Business Administration | Although the vast majority of the fund’s individual positions registered positive returns, a number of holdings in these areas finished with modest losses.
Government Related Agency Bonds | A small holding in Equinor ASA, an energy company, experienced a loss.
The views expressed in this report are exclusively those of the portfolio management team at Breckinridge Capital Advisors, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
ESG Core Bond Fund (Class A/JBOAX)	(1.42)%	(0.54)%	0.42%
ESG Core Bond Fund (Class A/JBOAX)—excluding sales charge	2.69%	0.27%	0.98%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.05%
Bloomberg U.S. Intermediate Government/Credit Index	2.67%	0.76%	1.45%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

Performance Inception Date	Dec. 14, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 40,774,391
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 22,121
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$40,774,391
Total number of portfolio holdings	130
Total advisory fees paid (net)	$22,121
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	38.6%
U.S. Government	34.7%
Asset backed securities	11.9%
Collateralized mortgage obligations – Commercial and residential	3.8%
Collateralized mortgage obligations – U.S. Government Agency	3.6%
Municipal bonds	3.3%
U.S. Government Agency	2.7%
Short-term investments and other	1.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for Class A shares. As a result, effective March 1, 2024, the maximum CDSC as a percentage of purchase or sale price, whichever is less, was reduced from 1.00% on certain purchases of $1 million or more, to 0.75% on certain purchases of $500,000 or more.
This is a summary of certain changes to the fund since 6-1-23. For more complete information, you may review the fund’s next prospectus, which we expect to be available by 10-1-24 at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Expenses [Text Block]
At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for Class A shares. As a result, effective March 1, 2024, the maximum CDSC as a percentage of purchase or sale price, whichever is less, was reduced from 1.00% on certain purchases of $1 million or more, to 0.75% on certain purchases of $500,000 or more.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 6-1-23. For more complete information, you may review the fund’s next prospectus, which we expect to be available by 10-1-24 at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000176019 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock ESG Core Bond Fund
Class Name	Class R6
Trading Symbol	JBORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock ESG Core Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG Core Bond Fund (Class R6/JBORX)	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
ESG Core Bond Fund (Class R6/JBORX) returned 2.94% for the year ended May 31, 2024. The bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates, but total returns were positive thanks to a sizable contribution from income. Corporate bonds outpaced U.S. Treasuries on the strength of better-than expected economic growth, steady corporate earnings, and robust investor risk appetites.

TOP PERFORMANCE CONTRIBUTORS
Holdings in corporate bonds | A sizable allocation to corporates helped the fund’s results, led by positions in the financial sector.
An allocation to taxable municipal bonds | While nearly all segments of the portfolio produced gains, taxable municipals were notable contributors.
Positions in asset-backed securities (ABS) | The fund’s allocation to ABS outpaced the broader market thanks to continued strength in the consumer sector.
TOP PERFORMANCE DETRACTORS
Bonds issued by Fannie Mae and the Small Business Administration | Although the vast majority of the fund’s individual positions registered positive returns, a number of holdings in these areas finished with modest losses.
Government Related Agency Bonds | A small holding in Equinor ASA, an energy company, experienced a loss.
The views expressed in this report are exclusively those of the portfolio management team at Breckinridge Capital Advisors, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
ESG Core Bond Fund (Class R6/JBORX)	2.94%	0.63%	1.34%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.05%
Bloomberg U.S. Intermediate Government/Credit Index	2.67%	0.76%	1.45%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

Performance Inception Date	Dec. 14, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 40,774,391
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 22,121
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$40,774,391
Total number of portfolio holdings	130
Total advisory fees paid (net)	$22,121
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	38.6%
U.S. Government	34.7%
Asset backed securities	11.9%
Collateralized mortgage obligations – Commercial and residential	3.8%
Collateralized mortgage obligations – U.S. Government Agency	3.6%
Municipal bonds	3.3%
U.S. Government Agency	2.7%
Short-term investments and other	1.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001740 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Investment Grade Bond Fund
Class Name	Class C
Trading Symbol	TCUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class C/TCUSX)	$151	1.50%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Investment Grade Bond Fund (Class C/TCUSX) returned 0.79% (excluding sales charges) for the year ended May 31, 2024. The bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates, but total returns were positive thanks to a sizable contribution from income. Corporate bonds performed particularly well on the strength of better-than expected economic growth, steady earnings, and robust investor risk appetites.

TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | Corporates were the strongest performing segment of the portfolio in the annual period, with the largest contribution coming from the banking and energy sectors.
Securitized assets | Agency mortgage-backed and asset-backed securities, while delivering smaller gains, also finished firmly in positive territory and aided fund performance.
TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields put downward pressure on bond prices, detracting from fund performance.
Specific holdings in U.S. Treasuries and corporate bonds | Many of the fund's holdings in U.S. Treasuries lost ground, and certain positions in investment-grade and high-yield corporate bonds finished with negative returns, as well. At the individual security level, Wells Fargo & Co. was a notable detractor.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class C/TCUSX)	(0.19)%	(1.00)%	0.41%
Investment Grade Bond Fund (Class C/TCUSX)—excluding sales charge	0.79%	(1.00)%	0.41%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,389,028,057
Holdings Count | Holding	831
Advisory Fees Paid, Amount	$ 10,191,117
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,389,028,057
Total number of portfolio holdings	831
Total advisory fees paid (net)	$10,191,117
Portfolio turnover rate	177%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	37.6%
Corporate bonds	31.1%
U.S. Government	19.2%
Asset backed securities	7.0%
Collateralized mortgage obligations – Commercial and residential	3.2%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Municipal bonds	0.4%
Short-term investments and other	0.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001741 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Investment Grade Bond Fund
Class Name	Class I
Trading Symbol	TIUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class I/TIUSX)	$50	0.50%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Investment Grade Bond Fund (Class I/TIUSX) returned 1.91% for the year ended May 31, 2024. The bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates, but total returns were positive thanks to a sizable contribution from income. Corporate bonds performed particularly well on the strength of better-than expected economic growth, steady earnings, and robust investor risk appetites.

TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | Corporates were the strongest performing segment of the portfolio in the annual period, with the largest contribution coming from the banking and energy sectors.
Securitized assets | Agency mortgage-backed and asset-backed securities, while delivering smaller gains, also finished firmly in positive territory and aided fund performance.
TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields put downward pressure on bond prices, detracting from fund performance.
Specific holdings in U.S. Treasuries and corporate bonds | Many of the fund's holdings in U.S. Treasuries lost ground, and certain positions in investment-grade and high-yield corporate bonds finished with negative returns, as well. At the individual security level, Wells Fargo & Co. was a notable detractor.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class I/TIUSX)	1.91%	0.02%	1.43%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,389,028,057
Holdings Count | Holding	831
Advisory Fees Paid, Amount	$ 10,191,117
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,389,028,057
Total number of portfolio holdings	831
Total advisory fees paid (net)	$10,191,117
Portfolio turnover rate	177%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	37.6%
Corporate bonds	31.1%
U.S. Government	19.2%
Asset backed securities	7.0%
Collateralized mortgage obligations – Commercial and residential	3.2%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Municipal bonds	0.4%
Short-term investments and other	0.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001735 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock High Yield Fund
Class Name	Class A
Trading Symbol	JHHBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class A/JHHBX)	$96	0.92%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Fund (Class A/JHHBX) returned 9.12% (excluding sales charges) for the year ended May 31, 2024. High-yield bonds produced a positive return in the annual period. The category was helped by the combination of steady economic growth, supportive credit conditions, and healthy investor risk appetites. These factors led to a compression of yield spreads, augmenting the contribution from income.

TOP PERFORMANCE CONTRIBUTORS
All segments of the fund registered gains | At a time of positive market performance, all sectors and ratings categories posted positive returns.
High yield corporate bonds | Some of the fund's most significant contributors were high yield corporate bonds in the wireless, retail, banking and energy industries.
TOP PERFORMANCE DETRACTORS
The majority of the fund’s holdings registered positive absolute returns | A narrow group of individual securities finished with losses. Among these were securities issued by certain companies in the wireless industry, including Sprint and Altice France SA.
Bonds issued by iHeartCommunications, Inc. | This position also lost ground in the period, as did the bonds of Ardagh Packaging Finance PLC.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Fund (Class A/JHHBX)	4.82%	2.26%	2.60%
High Yield Fund (Class A/JHHBX)—excluding sales charge	9.12%	3.10%	3.01%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
ICE BofA U.S. High Yield Index	11.17%	4.03%	4.20%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,203,031,141
Holdings Count | Holding	351
Advisory Fees Paid, Amount	$ 5,575,161
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,203,031,141
Total number of portfolio holdings	351
Total advisory fees paid (net)	$5,575,161
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	86.3%
Term loans	5.4%
Asset backed securities	2.5%
U.S. Government Agency	2.0%
Preferred securities	0.5%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	3.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for Class A shares. As a result, effective March 1, 2024, the maximum CDSC as a percentage of purchase or sale price, whichever is less, was reduced from 1.00% on certain purchases of $1 million or more, to 0.75% on certain purchases of $500,000 or more.
This is a summary of certain changes to the fund since 6-1-23. For more complete information, you may review the fund’s next prospectus, which we expect to be available by 10-1-24 at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Expenses [Text Block]
At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for Class A shares. As a result, effective March 1, 2024, the maximum CDSC as a percentage of purchase or sale price, whichever is less, was reduced from 1.00% on certain purchases of $1 million or more, to 0.75% on certain purchases of $500,000 or more.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 6-1-23. For more complete information, you may review the fund’s next prospectus, which we expect to be available by 10-1-24 at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000173133 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Government Income Fund
Class Name	Class I
Trading Symbol	JGIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Government Income Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Income Fund (Class I/JGIFX)	$72	0.72%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Government Income Fund (Class I/JGIFX) declined 0.95% for the year ended May 31, 2024. Government bonds experienced weak returns, with falling prices offsetting the contribution from income. The market initially declined in the span from June to October 2023, when persistent inflation fueled worries that the U.S. Federal Reserve (Fed) would keep interest rates “higher for longer.” The picture changed in November-December 2023, when cooling inflation and comments from Fed officials raised hopes that the central bank could enact rate cuts in the year ahead. The market gave back much of this gain in the first five months of 2024, however, as elevated inflation weighed on earlier hopes that the Fed would be able to cut rates aggressively.

TOP PERFORMANCE CONTRIBUTORS
Holdings outside of U.S. Treasury issues | The fund’s allocation to agency mortgage-backed securities produced a positive return.
Positions in government-backed securitized assets | The fund’s overall allocation to interest-only securities in this area, while modest, also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s positions Treasuries suffered a negative return in the aggregate.
Freddie Mac issues | Certain holdings in interest-only securities issued by Federal Home Loan Mortgage Corporation lost ground.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Government Income Fund (Class I/JGIFX)	(0.95)%	(1.45)%	0.11%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Bloomberg U.S. Government Bond Index	(0.14)%	(0.62)%	0.81%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class I shares were first offered on 9-09-16. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 171,382,791
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 835,853
Investment Company Portfolio Turnover	431.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$171,382,791
Total number of portfolio holdings	115
Total advisory fees paid (net)	$835,853
Portfolio turnover rate	431%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	67.4%
U.S. Government Agency	28.7%
Collateralized mortgage obligations – U.S. Government Agency	2.0%
Collateralized mortgage obligations – Commercial and residential	1.0%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000213124 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Short Duration Bond Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class NAV)	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Short Duration Bond Fund (Class NAV) returned 5.65% for the year ended May 31, 2024. Short-duration bonds posted solid total returns in the annual period. The asset class was helped by a strong contribution from income at a time in which the U.S. Federal Reserve (Fed) kept interest rates at elevated levels to combat persistent inflation. Shorter-term debt outpaced intermediate- and longer-term issues, as it was less affected by market volatility associated with shifting expectations for economic growth and Fed policy.

TOP PERFORMANCE CONTRIBUTORS
High-yield and investment-grade corporates | The fund's allocation to these market segements were key to performance as robust investor appetites for both risk and yield led to a tightening of yield spreads, augmenting the benefit of income.
Asset-backed securities (ABS) | A noteworthy position in ABS, while delivering smaller gains, also aided performance thanks to continued strength in the consumer sector.
TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s allocation to Treasuries posted a modest loss in the aggregate.
Commercial mortgaged-backed securities | A holding in the commercial mortgage-backed securities of a California office and retail property experienced losses.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Short Duration Bond Fund (Class NAV)	5.65%	2.17%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.38)%
Bloomberg U.S. Aggregate 1-3 Year Index	3.92%	1.13%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

Performance Inception Date	Jul. 16, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,048,013,707
Holdings Count | Holding	329
Advisory Fees Paid, Amount	$ 2,064,056
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,048,013,707
Total number of portfolio holdings	329
Total advisory fees paid (net)	$2,064,056
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	68.9%
U.S. Government	15.8%
Asset backed securities	11.9%
Collateralized mortgage obligations – Commercial and residential	1.4%
U.S. Government Agency	0.4%
Term loans	0.4%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000213127 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Short Duration Bond Fund
Class Name	Class C
Trading Symbol	JSNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Short Duration Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Bond Fund (Class C/JSNCX)	$142	1.39%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Short Duration Bond Fund (Class C/JSNCX) returned 4.59% (excluding sales charges) for the year ended May 31, 2024. Short-duration bonds posted solid total returns in the annual period. The asset class was helped by a strong contribution from income at a time in which the U.S. Federal Reserve (Fed) kept interest rates at elevated levels to combat persistent inflation. Shorter-term debt outpaced intermediate- and longer-term issues, as it was less affected by market volatility associated with shifting expectations for economic growth and Fed policy.

TOP PERFORMANCE CONTRIBUTORS
High-yield and investment-grade corporates | The fund's allocation to these market segements were key to performance as robust investor appetites for both risk and yield led to a tightening of yield spreads, augmenting the benefit of income.
Asset-backed securities (ABS) | A noteworthy position in ABS, while delivering smaller gains, also aided performance thanks to continued strength in the consumer sector.
TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s allocation to Treasuries posted a modest loss in the aggregate.
Commercial mortgaged-backed securities | A holding in the commercial mortgage-backed securities of a California office and retail property experienced losses.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Short Duration Bond Fund (Class C/JSNCX)	3.59%	1.06%
Short Duration Bond Fund (Class C/JSNCX)—excluding sales charge	4.59%	1.06%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.38)%
Bloomberg U.S. Aggregate 1-3 Year Index	3.92%	1.13%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

Performance Inception Date	Jul. 16, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,048,013,707
Holdings Count | Holding	329
Advisory Fees Paid, Amount	$ 2,064,056
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,048,013,707
Total number of portfolio holdings	329
Total advisory fees paid (net)	$2,064,056
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	68.9%
U.S. Government	15.8%
Asset backed securities	11.9%
Collateralized mortgage obligations – Commercial and residential	1.4%
U.S. Government Agency	0.4%
Term loans	0.4%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000001658 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Government Income Fund
Class Name	Class A
Trading Symbol	JHGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Government Income Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Income Fund (Class A/JHGIX)	$96	0.97%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Government Income Fund (Class A/JHGIX) declined 1.20% (excluding sales charges) for the year ended May 31, 2024. Government bonds experienced weak returns, with falling prices offsetting the contribution from income. The market initially declined in the span from June to October 2023, when persistent inflation fueled worries that the U.S. Federal Reserve (Fed) would keep interest rates “higher for longer.” The picture changed in November-December 2023, when cooling inflation and comments from Fed officials raised hopes that the central bank could enact rate cuts in the year ahead. The market gave back much of this gain in the first five months of 2024, however, as elevated inflation weighed on earlier hopes that the Fed would be able to cut rates aggressively.

TOP PERFORMANCE CONTRIBUTORS
Holdings outside of U.S. Treasury issues | The fund’s allocation to agency mortgage-backed securities produced a positive return.
Positions in government-backed securitized assets | The fund’s overall allocation to interest-only securities in this area, while modest, also helped results.
TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s positions Treasuries suffered a negative return in the aggregate.
Freddie Mac issues | Certain holdings in interest-only securities issued by Federal Home Loan Mortgage Corporation lost ground.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Government Income Fund (Class A/JHGIX)	(5.20)%	(2.51)%	(0.48)%
Government Income Fund (Class A/JHGIX)—excluding sales charge	(1.20)%	(1.71)%	(0.08)%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
Bloomberg U.S. Government Bond Index	(0.14)%	(0.62)%	0.81%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 171,382,791
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 835,853
Investment Company Portfolio Turnover	431.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$171,382,791
Total number of portfolio holdings	115
Total advisory fees paid (net)	$835,853
Portfolio turnover rate	431%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	67.4%
U.S. Government Agency	28.7%
Collateralized mortgage obligations – U.S. Government Agency	2.0%
Collateralized mortgage obligations – Commercial and residential	1.0%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for Class A shares. As a result, effective March 1, 2024, the maximum CDSC as a percentage of purchase or sale price, whichever is less, was reduced from 1.00% on certain purchases of $1 million or more, to 0.75% on certain purchases of $500,000 or more.
This is a summary of certain changes to the fund since 6-1-23. For more complete information, you may review the fund’s next prospectus, which we expect to be available by 10-1-24 at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Expenses [Text Block]
At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for Class A shares. As a result, effective March 1, 2024, the maximum CDSC as a percentage of purchase or sale price, whichever is less, was reduced from 1.00% on certain purchases of $1 million or more, to 0.75% on certain purchases of $500,000 or more.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 6-1-23. For more complete information, you may review the fund’s next prospectus, which we expect to be available by 10-1-24 at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000128461 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock High Yield Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock High Yield Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Fund (Class NAV)	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Fund (Class NAV) returned 9.16% for the year ended May 31, 2024. High-yield bonds produced a positive return in the annual period. The category was helped by the combination of steady economic growth, supportive credit conditions, and healthy investor risk appetites. These factors led to a compression of yield spreads, augmenting the contribution from income.

TOP PERFORMANCE CONTRIBUTORS
All segments of the fund registered gains | At a time of positive market performance, all sectors and ratings categories posted positive returns.
High yield corporate bonds | Some of the fund's most significant contributors were high yield corporate bonds in the wireless, retail, banking and energy industries.

TOP PERFORMANCE DETRACTORS
The majority of the fund’s holdings registered positive absolute returns | A narrow group of individual securities finished with losses. Among these were securities issued by certain companies in the wireless industry, including Sprint and Altice France SA.
Bonds issued by iHeartCommunications, Inc. | This position also lost ground in the period, as did the bonds of Ardagh Packaging Finance PLC.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Fund (Class NAV)	9.16%	3.47%	3.39%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%
ICE BofA U.S. High Yield Index	11.17%	4.03%	4.20%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,203,031,141
Holdings Count | Holding	351
Advisory Fees Paid, Amount	$ 5,575,161
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,203,031,141
Total number of portfolio holdings	351
Total advisory fees paid (net)	$5,575,161
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	86.3%
Term loans	5.4%
Asset backed securities	2.5%
U.S. Government Agency	2.0%
Preferred securities	0.5%
Collateralized mortgage obligations – Commercial and residential	0.1%
Short-term investments and other	3.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000153918 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Investment Grade Bond Fund
Class Name	Class R6
Trading Symbol	JIGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Investment Grade Bond Fund (the fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Grade Bond Fund (Class R6/JIGEX)	$38	0.38%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Investment Grade Bond Fund (Class R6/JIGEX) returned 2.03% for the year ended May 31, 2024. The bond market posted a gain in the annual period. Bond prices experienced volatility due to the combination of persistent inflation and uncertainty as to when the U.S. Federal Reserve would begin to cut interest rates, but total returns were positive thanks to a sizable contribution from income. Corporate bonds performed particularly well on the strength of better-than expected economic growth, steady earnings, and robust investor risk appetites.

TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | Corporates were the strongest performing segment of the portfolio in the annual period, with the largest contribution coming from the banking and energy sectors.
Securitized assets | Agency mortgage-backed and asset-backed securities, while delivering smaller gains, also finished firmly in positive territory and aided fund performance.
TOP PERFORMANCE DETRACTORS
Duration (interest rate sensitivity) | Rising bond yields put downward pressure on bond prices, detracting from fund performance.
Specific holdings in U.S. Treasuries and corporate bonds | Many of the fund's holdings in U.S. Treasuries lost ground, and certain positions in investment-grade and high-yield corporate bonds finished with negative returns, as well. At the individual security level, Wells Fargo & Co. was a notable detractor.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Grade Bond Fund (Class R6/JIGEX)	2.03%	0.11%	1.52%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17)%	1.26%

The Fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class R6 shares were first offered on 3-27-15. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 3,389,028,057
Holdings Count | Holding	831
Advisory Fees Paid, Amount	$ 10,191,117
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,389,028,057
Total number of portfolio holdings	831
Total advisory fees paid (net)	$10,191,117
Portfolio turnover rate	177%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	37.6%
Corporate bonds	31.1%
U.S. Government	19.2%
Asset backed securities	7.0%
Collateralized mortgage obligations – Commercial and residential	3.2%
Collateralized mortgage obligations – U.S. Government Agency	0.9%
Municipal bonds	0.4%
Short-term investments and other	0.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.